ACCOUNTING POLICIES AND GOING CONCERN	6 Months Ended
Jun. 30, 2026
Accounting Policies and Going Concern [Abstract]
ACCOUNTING POLICIES AND GOING CONCERN	NOTE 1 - ACCOUNTING POLICIES AND GOING CONCERN
General Information
The information for the year ended 31 December 2025 does not constitute statutory accounts as defined in section 434 of the Companies Act 2006. A copy of the statutory accounts for that year has been delivered to the Registrar of Companies. The Auditor's Report on those accounts was not qualified, did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying the report and did not contain statements under section 498(2) or (3) of the Companies Act 2006.
The interim report for the second quarter and six months ended 30 June 2026 is unaudited.
Significant Accounting Policies
The interim report for the period 01 January-30 June 2026 is presented in accordance with IAS 34
"Interim Financial Reporting" (“IAS 34”) as adopted in the UK. The interim financial statements are also prepared in accordance with IAS 34 as issued by the International Accounting Standards Board
(“IASB”) and IAS 34 as adopted by the EU, as applied to financial periods beginning on or after 01
January 2026 and the additional Danish disclosure requirements for interim reports of listed companies.
TORM has implemented the following standards and amendments issued by the IASB and adopted by the UK and the EU in the consolidated financial statements for 2026:
•Annual Improvements to IFRS Accounting Standards - Volume 11 (January 2026)
•Amendments to IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of
Financial Instruments (January 2026)
•Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature dependent Electricity (January
2026)
For the new standards and amendments, it is assessed that application of these effective on 01
January 2026 has not had any material impact on the consolidated financial statements in 2026. The interim report has been prepared using the same accounting policies and methods of computation as in the Annual Report 2025.
For critical estimates and judgements, please refer to the Annual Report 2025, page 162.
NOTE 1 - continued
Going Concern
As of 30 June 2026, TORM’s available liquidity including undrawn and committed facilities was
USD 804.1m, including a total cash position of USD 368.2m (including restricted cash of USD 2.5m).
TORM’s net interest-bearing debt was USD 715.0m, and the net loan-to-value ratio was 22.4% (Tanker segment only). Further information on TORM’s objectives and policies for managing our capital, our financial risk management objectives, and our exposure to credit and liquidity risk can be found in Note
24 to the financial statements in the 2025 Annual Report.
TORM monitors our funding position throughout the year to ensure that we have access to sufficient funds to meet the forecasted cash requirements and loan commitments, and to monitor compliance with the financial covenants in our loan facilities, details of which are available in Note 2 to the financial statements in the 2025 Annual Report.
A key element for TORM’s financial performance in the going concern period relates to the increased geopolitical risks and trade disputes. TORM’s base case assumes that these dynamics will persist.
TORM monitors the general development in the geopolitical situation and potential effects on the product tanker market. In the base case, TORM has sufficient liquidity and headroom for all the covenant limits. The principal risks and uncertainties facing TORM are set out on pages 14 to 17 in the
2025 Annual Report. In addition to the base case, TORM has developed a reverse stress case. The reverse stress case covers the lowest TCE rate that only just meet the minimum liquidity covenant and the lowest vessel values that do not breach any of the facilities’ minimum-security values in the period.
In the reverse stress case, with TCE rates are significantly below the lowest rolling four-quarter average observed since 2000 on each vessel class basis accompanied by a corresponding decline in vessel values, TORM maintains sufficient headroom on liquidity and covenants throughout the going concern period.
The Board of Directors has considered TORM’s cash flow forecasts and the expected compliance with
TORM’s financial covenants for the period until 30 September 2027. Based on this review, the Board of
Directors has a reasonable expectation that, taking reasonably possible changes in trading performance and vessel valuations into account, TORM will be able to continue in operation and comply with our financial covenants for the period until 30 September 2027. Accordingly, TORM continues to adopt the going concern basis in preparing our financial statements.